COMMITMENTS AND CONTINGENCIES (Details Narrative)	1 Months Ended		3 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)		Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)		Jun. 30, 2020 USD ($)	Sep. 30, 2021 NZD ($)	Jun. 30, 2021 NZD ($)	Jun. 30, 2020 NZD ($)
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Lease Payment of the Company and Subsidiaries			$ 202,086	$ 164,504	$ 763,304		$ 407,042
Operating Lease, Right-of-Use Asset	$ 1,058,199	[1]	893,562		1,058,199	[1]	733,917
Lessee, Operating Lease, Deferred Rent	62,432		60,653		62,432
Operating Lease, Liability	$ 1,120,631		$ 954,215		$ 1,120,631
Operating Lease, Weighted Average Remaining Lease Term	2 years 10 months 13 days		2 years 10 months 24 days		2 years 10 months 13 days			2 years 10 months 24 days	2 years 10 months 13 days
Operating Lease, Weighted Average Discount Rate, Percent	5.60%		5.60%		5.60%			5.60%	5.60%
Restricted Cash and Cash Equivalents	$ 13,989		$ 13,748		$ 13,989		12,854	$ 20,000	$ 20,000	$ 20,000
Defined Contribution Plan, Employer Discretionary Contribution Amount			34,000	$ 30,000	159,000		153,000
Expense Waivers	69,684	[1]	108,012		69,684	[1]	421,892
U N L [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Expense Waivers	100,000				100,000		$ 400,000
Primary Service Vendors [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Purchase Obligation	647,000		647,000		647,000
Purchase Obligation, to be Paid, Year One	47,000		47,000		47,000
Purchase Obligation, to be Paid, Year Three	300,000		300,000		300,000
Purchase Obligation, to be Paid, Year Two	$ 300,000		$ 300,000		$ 300,000
U S C F [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Defined Contribution Plan, Minimum Age Requirement for Participation (Year)			21 years		21 years
Leased Factory And Warehouse Located In Tauranga New Zealand [Member] | Gourmet Foods [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Lessor, Operating Lease, Term of Contract	3 years		3 years		3 years			3 years	3 years
Operating Lease Monthly Rent			$ 22,820		$ 232,198
Leased Factory And Warehouse Located In Regina Saskatchewan Canada [Member] | Brigadier [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Operating Lease Monthly Rent			$ 2,587		$ 2,659
Office And Warehouse Space In San Clemente C A [Member] | The Original Sprout L L C [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Lessor, Operating Lease, Term of Contract	3 years		3 years		3 years			3 years	3 years
Operating Lease Monthly Rent	$ 21,875
Lease For Office Space In Walnut Creek California [Member] | Wainwright [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Operating Lease Monthly Rent			$ 13,063		$ 13,063
General Security Lease Agreement [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Operating Lease Arrangement, Collateral Amount	76,937		75,612		76,937			$ 110,000	$ 110,000
Lease Of Separate Facilities [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Restricted Cash and Cash Equivalents	$ 13,989		$ 13,748		$ 13,989			$ 20,000	$ 20,000

[1]	Derived from audited financial statements